Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.7%
Financials – 22.8%
Banks – 17.1%
Agricultural Bank of China Ltd. - Class H	33,650,000	$11,676,710
AU Small Finance Bank Ltd.(a) (b)	172,969	2,422,603
Bandhan Bank Ltd.(a) (b)	1,440,300	6,410,434
Bank BTPN Syariah Tbk PT	9,164,200	1,822,763
Bank for Foreign Trade of Vietnam JSC	2,287,520	11,568,850
Bank Negara Indonesia Persero Tbk PT	20,429,200	6,536,484
Bank of the Philippine Islands	2,550,010	4,630,326
Bank Polska Kasa Opieki SA(b)	595,920	14,542,352
Capitec Bank Holdings Ltd.	41,092	4,843,871
China Construction Bank Corp. - Class H	26,366,000	20,689,488
City Union Bank Ltd.	831,925	1,866,826
Grupo Financiero Banorte SAB de CV - Class O	281,540	1,812,906
Hana Financial Group, Inc.	542,400	22,228,296
HDFC Bank Ltd.	749,082	15,120,756
ICICI Bank Ltd.(b)	1,456,476	12,410,407
Industrial Bank Co., Ltd. - Class A	2,050,493	6,519,022
Kasikornbank PCL	1,137,600	4,206,103
KB Financial Group, Inc.	513,257	25,472,953
Metropolitan Bank & Trust Co.	7,677,800	7,659,712
Military Commercial Joint Stock Bank(b)	1,844,800	3,474,449
Regional SAB de CV	566,946	3,359,754
Sberbank of Russia PJSC (Sponsored ADR)	2,195,338	36,640,191
Shinhan Financial Group Co., Ltd.	180,600	6,520,465
State Bank of India	2,164,054	12,228,760
TCS Group Holding PLC (GDR)(a)	236,088	20,657,700

		265,322,181

Capital Markets – 0.9%
B3 SA - Brasil Bolsa Balcao	2,350,200	7,947,719
Banco BTG Pactual SA	219,600	5,389,114

		13,336,833

Consumer Finance – 1.2%
Manappuram Finance Ltd.	1,717,148	3,907,888
Muangthai Capital PCL	3,722,300	6,678,073
Muthoot Finance Ltd.	421,068	8,381,866

		18,967,827

Diversified Financial Services – 0.7%
Fubon Financial Holding Co., Ltd.	3,545,000	9,398,050
Metro Pacific Investments Corp.	21,438,000	1,707,573

		11,105,623

Insurance – 1.6%
AIA Group Ltd.	1,416,800	17,576,219
BB Seguridade Participacoes SA	637,600	2,961,229
Ping An Insurance Group Co. of China Ltd. - Class H	311,000	3,040,148
TQM Corp. PCL	387,900	1,470,510

		25,048,106

Thrifts & Mortgage Finance – 1.3%
Housing Development Finance Corp., Ltd.	604,739	20,202,022

		353,982,592

Company	Shares	U.S. $ Value

Information Technology – 20.4%
Electronic Equipment, Instruments & Components – 1.9%
Samsung SDI Co., Ltd.	21,370	$13,230,974
Sinbon Electronics Co., Ltd.	1,655,000	16,261,625

		29,492,599

IT Services – 1.6%
FPT Corp.	101,250	387,023
GDS Holdings Ltd. (ADR)(b)	194,330	15,252,962
Locaweb Servicos de Internet SA(a)	433,400	2,357,916
My EG Services Bhd	5,712,400	2,451,599
Network International Holdings PLC(a) (b)	413,747	2,096,267
NHN KCP Corp.(b)	34,398	1,775,431

		24,321,198

Semiconductors & Semiconductor Equipment – 13.1%
ASPEED Technology, Inc.	34,000	2,452,229
Broadcom, Inc.	15,670	7,472,083
eMemory Technology, Inc.(b)	53,000	2,541,179
King Yuan Electronics Co., Ltd.	4,202,000	6,767,424
Koh Young Technology, Inc.	121,300	2,562,574
LEENO Industrial, Inc.	18,330	2,854,412
MediaTek, Inc.	536,000	18,484,619
Micron Technology, Inc.(b)	44,200	3,756,116
Nanya Technology Corp.	5,240,000	14,975,012
Parade Technologies Ltd.	25,000	1,240,649
Realtek Semiconductor Corp.	140,000	2,536,083
Silergy Corp.	21,000	2,850,192
SK Hynix, Inc.	337,518	38,095,167
Taiwan Semiconductor Manufacturing Co., Ltd.	3,295,706	70,983,009
United Microelectronics Corp.	12,270,000	23,267,629
WONIK IPS Co., Ltd.	52,100	2,292,441

		203,130,818

Software – 0.3%
Beijing Thunisoft Corp., Ltd. - Class A	490,980	1,461,426
Douzone Bizon Co., Ltd.	20,960	1,543,261
Weimob, Inc.(a) (b)	966,000	2,131,710

		5,136,397

Technology Hardware, Storage & Peripherals – 3.5%
Samsung Electronics Co., Ltd.	733,950	52,540,639
Samsung Electronics Co., Ltd. (Preference Shares)	18,730	1,225,879

		53,766,518

		315,847,530

Consumer Discretionary – 13.6%
Auto Components – 0.7%
Balkrishna Industries Ltd.	97,502	2,952,309
Hyundai Mobis Co., Ltd.	29,960	7,769,563

		10,721,872

Company	Shares	U.S. $ Value

Automobiles – 2.7%
Ford Otomotiv Sanayi AS	324,230	$6,325,376
Guangzhou Automobile Group Co., Ltd. - Class H	9,408,000	8,444,220
Hyundai Motor Co.	40,670	8,653,804
Kia Corp.	102,060	8,133,447
Maruti Suzuki India Ltd.	58,427	5,935,417
SAIC Motor Corp., Ltd.(b)	1,346,644	4,575,585

		42,067,849

Diversified Consumer Services – 0.6%
Fu Shou Yuan International Group Ltd.	9,648,500	9,428,319

Hotels, Restaurants & Leisure – 3.2%
Despegar.com Corp.(b)	673,798	8,900,872
Galaxy Entertainment Group Ltd.(b)	705,000	5,637,239
Jollibee Foods Corp.	406,520	1,778,811
MakeMyTrip Ltd.(b)	73,000	2,193,650
Melco Resorts & Entertainment Ltd. (ADR)(b)	261,320	4,330,072
MGM China Holdings Ltd.(b)	1,362,400	2,062,033
OPAP SA	1,642,578	24,773,717

		49,676,394

Internet & Direct Marketing Retail – 3.9%
Alibaba Group Holding Ltd.(b)	942,880	26,734,256
Allegro.eu SA(a) (b)	4,813	82,830
JD.com, Inc. - Class A(b)	682,740	27,188,802
momo.com, Inc.	48,000	3,240,475
Naspers Ltd. - Class N	16,400	3,457,889

		60,704,252

Multiline Retail – 0.7%
Lojas Renner SA	929,670	8,267,181
Poya International Co., Ltd.(b)	70,000	1,363,209
Trent Ltd.	102,088	1,167,963

		10,798,353

Specialty Retail – 1.2%
Ace Hardware Indonesia Tbk PT	23,149,700	1,999,090
China Meidong Auto Holdings Ltd.	424,000	2,309,887
JUMBO SA	120,460	2,028,923
Petrobras Distribuidora SA	513,100	2,752,324
Wilcon Depot, Inc.	5,331,400	2,200,698
Zhongsheng Group Holdings Ltd.	950,500	7,906,577

		19,197,499

Textiles, Apparel & Luxury Goods – 0.6%
Fila Holdings Corp.	45,230	2,336,943
Samsonite International SA(a) (b)	3,317,700	6,784,136

		9,121,079

		211,715,617

Industrials – 8.6%
Building Products – 0.3%
Astral Ltd.	104,589	2,804,083
Kajaria Ceramics Ltd.	168,984	2,222,697

		5,026,780

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 2.1%
A-Living Smart City Services Co., Ltd. - Class H(a)	4,145,500	$20,576,336
Ever Sunshine Lifestyle Services Group Ltd.(a)	832,000	2,065,588
Sunny Friend Environmental Technology Co., Ltd.	1,254,000	9,451,376

		32,093,300

Construction & Engineering – 1.0%
Sinopec Engineering Group Co., Ltd.	20,174,500	13,057,942
Voltas Ltd.	159,039	2,187,304

		15,245,246

Electrical Equipment – 0.2%
Bizlink Holding, Inc.	168,000	1,560,896
Voltronic Power Technology Corp.	41,158	1,985,467

		3,546,363

Industrial Conglomerates – 0.4%
Bidvest Group Ltd. (The)	408,100	5,450,962

Machinery – 0.9%
Airtac International Group	66,000	2,542,316
Escorts Ltd.	93,061	1,534,031
Techtronic Industries Co., Ltd.	197,000	3,433,112
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	5,727,600	5,995,181

		13,504,640

Professional Services – 1.7%
Centre Testing International Group Co., Ltd. - Class A	562,856	2,774,380
HeadHunter Group PLC (ADR)	401,739	17,021,681
L&T Technology Services Ltd.(a)	101,179	3,934,115
NICE Information Service Co., Ltd.	57,270	1,276,376
Sporton International, Inc.	142,300	1,227,267

		26,233,819

Road & Rail – 1.0%
Globaltrans Investment PLC (Sponsored GDR)(a)	1,989,231	14,261,542
Rumo SA(b)	421,900	1,624,389

		15,885,931

Trading Companies & Distributors – 0.4%
Barloworld Ltd.	593,490	4,427,901
IndiaMart InterMesh Ltd.(a) (b)	20,980	1,977,965

		6,405,866

Transportation Infrastructure – 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV(b)	354,750	2,323,831
Grupo Aeroportuario del Pacifico SAB de CV - Class B(b)	108,060	1,156,926
Jiangsu Expressway Co., Ltd. - Class H	5,700,000	6,451,073

		9,931,830

		133,324,737

Company	Shares	U.S. $ Value

Communication Services – 7.6%
Diversified Telecommunication Services – 0.5%
Telkom Indonesia Persero Tbk PT	34,250,000	$7,444,438

Entertainment – 1.4%
HUYA, Inc. (ADR)(b)	514,720	9,084,808
International Games System Co., Ltd.	157,000	4,739,491
NCSoft Corp.	10,430	7,589,103

		21,413,402

Interactive Media & Services – 5.2%
NAVER Corp.	66,470	24,664,916
Tencent Holdings Ltd.	752,200	56,634,998

		81,299,914

Wireless Telecommunication Services – 0.5%
Bharti Airtel Ltd.	595,948	4,239,214
Safaricom PLC	9,898,250	3,852,887

		8,092,101

		118,249,855

Materials – 6.9%
Chemicals – 1.4%
Atul Ltd.(b)	23,577	2,828,148
Berger Paints India Ltd.	136,054	1,476,190
Hansol Chemical Co., Ltd.	15,840	3,450,872
LG Chem Ltd.	5,940	4,485,233
Orbia Advance Corp. SAB de CV	1,702,580	4,450,760
PI Industries Ltd.	67,725	2,664,482
SRF Ltd.	24,241	2,376,957

		21,732,642

Construction Materials – 0.2%
Grupo Cementos de Chihuahua SAB de CV	421,480	3,388,713

Metals & Mining – 5.3%
Anglo American PLC	181,400	7,218,657
Antofagasta PLC	100,350	1,995,543
CAP SA	99,140	1,700,954
CSN Mineracao SA	2,630,400	4,844,277
First Quantum Minerals Ltd.	485,690	11,194,065
Freeport-McMoRan, Inc.	258,170	9,580,689
Gerdau SA (Preference Shares)	441,900	2,630,717
Hindalco Industries Ltd.	920,292	4,623,937
Hoa Phat Group JSC	1,114,140	2,497,017
Ivanhoe Mines Ltd.(b)	461,240	3,330,185
KGHM Polska Miedz SA	211,086	10,386,060
MMC Norilsk Nickel PJSC (ADR)	307,900	10,443,968
POSCO	35,310	10,912,541

		81,358,610

		106,479,965

Company	Shares	U.S. $ Value

Utilities – 3.7%
Electric Utilities – 1.5%
Equatorial Energia SA	2,308,500	$11,510,475
Power Grid Corp. of India Ltd.	3,642,313	11,402,765

		22,913,240

Gas Utilities – 1.7%
China Resources Gas Group Ltd.	840,000	5,037,639
GAIL India Ltd.	3,969,559	8,011,084
Kunlun Energy Co., Ltd.	15,056,000	13,860,384

		26,909,107

Independent Power and Renewable Electricity Producers – 0.5%
China Longyuan Power Group Corp Ltd.	4,106,000	7,069,343

		56,891,690

Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
LUKOIL PJSC (Sponsored ADR)	150,429	13,839,468
PetroChina Co., Ltd. - Class H	37,982,000	18,600,149
Petroleo Brasileiro SA (Preference Shares)	2,589,900	15,324,452
Thungela Resources Ltd.(b)	18,140	49,935

		47,814,004

Consumer Staples – 3.0%
Food & Staples Retailing – 1.1%
Atacadao SA	1,176,500	4,967,329
BGF retail Co., Ltd.	14,030	2,237,589
GS Retail Co., Ltd.	63,660	2,183,699
X5 Retail Group NV (GDR)(a)	224,490	7,870,619

		17,259,236

Food Products – 1.0%
Industrias Bachoco SAB de CV	900,128	3,397,493
Minerva SA/Brazil	2,144,600	4,040,151
WH Group Ltd.(a)	8,721,000	7,827,986

		15,265,630

Household Products – 0.9%
C&S Paper Co., Ltd.	3,317,861	14,136,524

		46,661,390

Health Care – 2.9%
Health Care Providers & Services – 1.7%
Dr. Lal PathLabs Ltd.(a)	60,725	2,679,838
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	3,288,600	7,182,031
Universal Vision Biotechnology Co., Ltd.	1,363,000	16,876,462

		26,738,331

Company	Shares	U.S. $ Value

Health Care Technology – 0.4%
Alibaba Health Information Technology Ltd.(b)	3,170,000	$7,021,859

Pharmaceuticals – 0.8%
Genomma Lab Internacional SAB de CV - Class B(b)	7,734,288	7,934,493
Richter Gedeon Nyrt	87,570	2,331,333
Yuhan Corp.	30,439	1,705,166

		11,970,992

		45,731,182

Real Estate – 2.1%
Real Estate Management & Development – 2.1%
Ayala Land, Inc.	6,475,400	4,782,099
China Overseas Property Holdings Ltd.	2,710,000	2,899,002
CIFI Holdings Group Co., Ltd.	10,544,000	8,224,605
Megaworld Corp.	58,073,000	3,843,468
Midea Real Estate Holding Ltd.(a)	1,653,800	3,499,291
Times China Holdings Ltd.	5,768,000	6,596,859
Vincom Retail JSC(b)	2,551,433	3,520,332

		33,365,656

Total Common Stocks (cost $1,142,048,605)		1,470,064,218

EQUITY LINKED NOTES – 3.2%
Information Technology – 1.9%
Electronic Equipment, Instruments & Components – 1.9%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2023(b)	7,611,184	29,100,806

Real Estate – 0.6%
Real Estate Management & Development – 0.6%
Vincom Retail JSC, Macquarie Bank Ltd., expiring 03/31/2023(b)	6,718,724	9,268,312

Financials – 0.4%
Banks – 0.4%
Asia Commercial Bank JSC, expiring 09/03/2023(b)	2,415,750	3,747,058
Bank for Foreign Trade of Vietnam JSC, Macquarie Bank Ltd., expiring 06/07/2023(b)	149,890	758,046
Vietnam Technological & Commercial Joint Stock Bank, expiring 08/10/2022(b)	917,720	2,101,315

		6,606,419

Consumer Discretionary – 0.3%
Specialty Retail – 0.3%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 03/31/2023(b)	701,986	4,635,986

Total Equity Linked Notes (cost $32,204,519)		49,611,523

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $15,326,565)	15,326,565	$15,326,565

Total Investments – 98.9% (cost $1,189,579,689)(f)		1,535,002,306
Other assets less liabilities – 1.1%		16,911,753

Net Assets – 100.0%		$1,551,914,059

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	17,559	USD	21,537	08/03/2021	$702,538
Bank of America, NA	USD	4,350	HKD	33,756	08/19/2021	(2,021)
Barclays Bank PLC	USD	1,507	INR	112,243	07/15/2021	766
Barclays Bank PLC	KRW	18,587,222	USD	16,437	07/22/2021	(10,943)
Barclays Bank PLC	PHP	163,648	USD	3,369	07/22/2021	23,081
Barclays Bank PLC	PHP	419,414	USD	8,536	07/22/2021	(38,906)
Barclays Bank PLC	USD	8,962	KRW	10,174,858	07/22/2021	41,655
Barclays Bank PLC	USD	7,680	KRW	8,584,460	07/22/2021	(83,922)
Barclays Bank PLC	USD	2,253	PHP	110,279	07/22/2021	1,931
Barclays Bank PLC	MYR	6,462	USD	1,561	09/23/2021	8,917
Barclays Bank PLC	USD	1,504	MYR	6,242	09/23/2021	(4,434)
BNP Paribas SA	PLN	51,856	USD	13,661	09/17/2021	57,591
Citibank, NA	BRL	26,714	USD	5,340	07/02/2021	(30,494)
Citibank, NA	USD	5,315	BRL	26,714	07/02/2021	56,311
Citibank, NA	PEN	5,555	USD	1,401	07/15/2021	(42,883)
Citibank, NA	USD	1,520	PEN	5,555	07/15/2021	(75,591)
Citibank, NA	KRW	16,104,152	USD	14,266	07/22/2021	15,120
Citibank, NA	GBP	4,912	USD	6,917	08/26/2021	121,182
Deutsche Bank AG	BRL	26,714	USD	5,408	07/02/2021	36,749
Deutsche Bank AG	USD	5,340	BRL	26,714	07/02/2021	30,494
Deutsche Bank AG	CAD	11,744	USD	9,738	07/16/2021	263,905
Deutsche Bank AG	USD	5,391	BRL	26,714	08/03/2021	(38,049)
Goldman Sachs Bank USA	USD	8,730	KRW	9,779,174	07/22/2021	(76,293)
Goldman Sachs Bank USA	RUB	166,567	USD	2,272	07/28/2021	4,448
Goldman Sachs Bank USA	RUB	547,274	USD	7,409	07/28/2021	(42,102)
Goldman Sachs Bank USA	USD	35,496	ZAR	493,812	09/16/2021	(1,243,595)
JPMorgan Chase Bank, NA	RUB	3,610,384	USD	48,574	07/28/2021	(578,956)
JPMorgan Chase Bank, NA	HKD	30,218	USD	3,894	08/19/2021	2,233
JPMorgan Chase Bank, NA	USD	1,513	MXN	30,544	08/27/2021	8,654
Morgan Stanley Capital Services, Inc.	CLP	3,677,564	USD	5,182	07/15/2021	175,926
Morgan Stanley Capital Services, Inc.	USD	5,101	CLP	3,677,564	07/15/2021	(94,729)
Morgan Stanley Capital Services, Inc.	KRW	39,157,931	USD	35,135	07/22/2021	483,718
Morgan Stanley Capital Services, Inc.	PHP	295,995	USD	6,091	07/22/2021	39,554
Morgan Stanley Capital Services, Inc.	USD	8,759	KRW	9,917,010	07/22/2021	16,683
Morgan Stanley Capital Services, Inc.	MXN	30,544	USD	1,466	08/27/2021	(55,658)
Morgan Stanley Capital Services, Inc.	CNY	9,807	USD	1,504	09/16/2021	(4,603)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	3,089	CNY	20,066	09/16/2021	$(2,722)
Morgan Stanley Capital Services, Inc.	MYR	6,252	USD	1,510	09/23/2021	8,080
Morgan Stanley Capital Services, Inc.	USD	15,213	MYR	62,927	09/23/2021	(94,182)
Natwest Markets PLC	KRW	4,405,021	USD	3,949	07/22/2021	50,454
Natwest Markets PLC	HKD	350,513	USD	45,146	08/19/2021	(2,560)
Standard Chartered Bank	TRY	18,552	USD	2,070	08/04/2021	(24,506)
State Street Bank & Trust Co.	USD	12,011	THB	373,518	07/15/2021	(356,754)
State Street Bank & Trust Co.	EUR	2,022	USD	2,469	08/03/2021	69,352
State Street Bank & Trust Co.	USD	192,370	CNY	1,252,503	09/16/2021	242,408
UBS AG	CAD	2,486	USD	2,007	07/16/2021	1,390

						$(440,763)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $107,636,876 or 6.9% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $370,444,800 and gross unrealized depreciation of investments was $(25,462,946), resulting in net unrealized appreciation of $344,981,854.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thailand Baht

TRY – Turkish Lira

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

23.7%	China
16.7%	South Korea
13.6%	Taiwan
9.8%	India
7.9%	Russia
4.9%	Brazil
4.6%	Vietnam
2.3%	Hong Kong
1.8%	Mexico
1.8%	United States
1.7%	Greece
1.7%	Philippines
1.7%	South Africa
6.8%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following: Argentina, Canada, Chile, Hungary, Indonesia, Kenya, Macau, Malaysia, Poland, Thailand, Turkey and United Arab Emirates.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$90,634,428	$263,348,164		$—	$353,982,592
Information Technology	28,839,077	287,008,453		—	315,847,530
Consumer Discretionary	28,305,740	183,409,877		—	211,715,617
Industrials	38,262,327	95,062,410		—	133,324,737
Communication Services	12,937,695	105,312,160		—	118,249,855
Materials	51,564,328	54,915,637		—	106,479,965
Utilities	11,510,475	45,381,215		—	56,891,690
Energy	29,213,855	18,600,149		—	47,814,004
Consumer Staples	20,275,592	26,385,798		—	46,661,390
Health Care	7,934,493	37,796,689		—	45,731,182
Real Estate	4,782,099	28,583,557		—	33,365,656
Equity Linked Notes	—	49,611,523		—	49,611,523
Short-Term Investments	15,326,565	—		—	15,326,565

Total Investments in Securities	339,586,674	1,195,415,632	(a)	—	1,535,002,306
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	2,463,140		—	2,463,140
Liabilities:
Forward Currency Exchange Contracts	—	(2,903,903)		—	(2,903,903)

Total	$339,586,674	$1,194,974,869		$—	$1,534,561,543

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Portfolio	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$28,862	$303,017	$316,552	$15,327	$3